Nature of Business and Going Concern - Additional Information (Detail) - USD ($)				12 Months Ended
	Oct. 31, 2024	Mar. 15, 2024	Aug. 18, 2023	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations [Line Items]
Date of incorporation				May 12, 2011
The amount of cash and cash equivalents				$ 33,101,294	$ 19,341,756
Revenues				0
Net loss				25,744,489	28,966,006
Accumulated deficit				(131,003,831)	(105,501,295)
Private Placement [Member]
Nature of Operations [Line Items]
Stock issued during period value new issues		$ 25,026,073	$ 16,445,635	$ 31,705,219	$ 15,886,537
Shares issued through non-brokered private placement		8,260,435	3,183,875	8,260,435
IPO [Member] | Series 1 Preferred Stock [Member]
Nature of Operations [Line Items]
Shares issued through non-brokered private placement	8,905,638
Sale of stock net consideration received on the transaction	$ 31,705,219
Overnight Marketed Public Offering [Member]
Nature of Operations [Line Items]
Stock issued during period value new issues				$ 22,853,391